Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (a)	Summary Compensation Table Total for PEO (Nicholas R. Liuzza, Jr.) (b)(1)($)	Compensation Actually Paid to PEO (Nicholas R. Liuzza, Jr.) (c)(3)($)	Summary Compensation Table Total for PEO (Geoffrey Gwin) (b)(2)($)	Compensation Actually Paid to PEO (Geoffrey Gwin) (c)(3)($)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (d)(4)($)	Average Compensation Actually Paid to non-PEO Named Executive Officers (e)(3)($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (f)(5)($)	Net Income/ (Loss) (g)(6)($)
2025	76,080	107,700	214,300	55,900	296,916	382,290	28.18	(23,381,000)
2024	30,000	30,000	772,000	925,160	290,672	290,672	21.03	(13,076,000)
2023	-	-	250,000	256,878	-	20,452	3.76	(7,535,000)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 296,916	$ 290,672
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 382,290	290,672	20,452
Equity Valuation Assumption Difference, Footnote [Text Block]

Year	Name	Summary Compensation Table Total ($)	Deduct “Stock Awards” and “Option Awards” reported in Summary Compensation Table ($)	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year ($)	Add Value of any Dividends or Other Earnings Paid in the Year ($)	Compensation Actually Paid ($)
2025	PEO-Nicholas R. Liuzza, Jr.	76,080	(46,080)	77,700	-	-	-	-	107,700
	PEO-Geoffrey Gwin	214,300	(14,300)	-	-	14,300	(158,400)	-	55,900
	Other NEOs (Average)	296,916	(124,416)	209,790	-	-	-	-	382,290
2024	PEO-Nicholas R. Liuzza, Jr.	30,000	-	-	-	-	-	-	30,000
	PEO-Geoffrey Gwin	772,000	(422,000)	385,160	-	190,000	-	-	925,160
	Other NEOs (Average)	290,672	-	-	-	-	-	-	290,672
2023	PEO-Nicholas R. Liuzza, Jr.	-	-	-	-	-	-	-	-
	PEO-Geoffrey Gwin	250,000	-	-	-	6,878	-	-	256,878
	Other NEOs (Average)	-	-	-	-	20,452	-	-	20,452

Relationship Between Compensation Actually Paid and our Total Shareholder Return

Relationship Between Compensation Actually Paid and our Total Shareholder Return

Our stock price performance is not one of the elements used in determining Compensation Actually Paid to our Named Executive Officers. However, the amount of Compensation Actually Paid to our Named Executive Officers aligns with the Company’s Total Shareholder Return due to the fact that a portion of the compensation paid to our NEOs is comprised of equity awards.

Relationship Between Compensation Actually Paid and our Net Income/(Loss)

Relationship Between Compensation Actually Paid and our Net Income/(Loss)

GAAP net income/(loss) is a measure of our overall profitability that we believe is a factor that can drive our stock price performance. However, Compensation Actually Paid is less sensitive to our annual GAAP net income/(loss) because management and our Board do not believe that our GAAP net income/(loss) is the only meaningful measure in allowing investors to evaluate management’s performance. The Board considers multiple factors when determining executive compensation, including both financial and non-financial performance metrics, strategic objectives, and market conditions. While the Company has experienced net losses in recent years, the Board believes that compensating executives competitively is necessary to retain key talent with the skills to provide the leadership the Company needs to succeed and to execute on the Company’s long-term strategic plan.

Total Shareholder Return Vs Peer Group [Text Block]

(5) Represents the cumulative total shareholder return of a fixed investment of $100 made at the closing price of the Company’s Common Stock at December 31, 2022, for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.

Total Shareholder Return Amount	[3]	$ 28.18	21.03	3.76
Net Income (Loss) Attributable to Parent	[4]	(23,381,000)	(13,076,000)	(7,535,000)
Nicholas R Liuzza Jr [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]	76,080	30,000
PEO Actually Paid Compensation Amount	[2]	$ 107,700	$ 30,000
PEO Name		Mr. Liuzza	Mr. Liuzza	Mr. Liuzza
Nicholas R Liuzza Jr [Member] | Stock Awards and Option Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (46,080)
Nicholas R Liuzza Jr [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		77,700
Nicholas R Liuzza Jr [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Nicholas R Liuzza Jr [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Nicholas R Liuzza Jr [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Nicholas R Liuzza Jr [Member] | Value of Any Dividends or Other Earnings Paid in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Geoffrey Gwin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	214,300	772,000	250,000
PEO Actually Paid Compensation Amount	[2]	$ 55,900	$ 925,160	$ 256,878
PEO Name		Mr. Gwin	Mr. Gwin	Mr. Gwin
Geoffrey Gwin [Member] | Stock Awards and Option Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (14,300)	$ (422,000)
Geoffrey Gwin [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			385,160
Geoffrey Gwin [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Geoffrey Gwin [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,300	190,000	6,878
Geoffrey Gwin [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(158,400)
Geoffrey Gwin [Member] | Value of Any Dividends or Other Earnings Paid in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		296,916	290,672
Non-PEO NEO Average Compensation Actually Paid Amount		382,290	290,672	20,452
Non-PEO NEO [Member] | Stock Awards and Option Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(124,416)
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		209,790
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				20,452
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Value of Any Dividends or Other Earnings Paid in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Represents the average of the amounts reported for the NEOs as a group (excluding the PEOs) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of each of the non-PEO NEOs included for these purposes for 2025 are Mr. Moe and Ms. Milton, for 2024 include Mr. Moe only, for 2023 include Ms. Milton only. Mr. Moe was appointed as the Company’s Chief Financial Officer on October 7, 2024, and prior to that Mr. Moe served as the Chief Financial Officer of Beeline Financial since June 2023. Ms. Milton was appointed as the Company’s Chief Accounting Officer on April 25, 2025.
[2]	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled as a result of a failure to meet vesting conditions. The valuation assumptions used to calculate fair values for purposes of the compensation actually paid calculation did not materially differ from those disclosed at the time of grant (as applicable). The table below details the applicable adjustments to the amount in the “Total” column of the “Summary Compensation Table” in each applicable year that were made to determine “compensation actually paid” (all amounts are averages for the NEOs other than the PEO).
[3]	Represents the cumulative total shareholder return of a fixed investment of $100 made at the closing price of the Company’s Common Stock at December 31, 2022, for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.
[4]	Represents the amount of net income/(loss) reflected in the Company’s audited consolidated financial statements for the applicable fiscal year reflected in the table.
[5]	Represents the amounts reported for Mr. Liuzza, the Company’s current Chief Executive Officer, in the “Total” column of the “Summary Compensation Table” in each applicable year.
[6]	Represents the amounts reported for Mr. Gwin, the Company’s former Chief Executive Officer. Mr. Gwin served as the Company’s Chief Executive Officer until his resignation from such role on March 7, 2025. Mr. Gwin also previously served as Chief Financial Officer until his resignation from such role on October 7, 2024, and as President of Bridgetown Spirits until the sale of that entity on July 25, 2025.